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[LATHAM & WATKINS LLP LETTERHEAD]

June 29, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

    Re:
    Bare Escentuals, Inc.
    Registration Statement on Form S-1

Ladies and Gentlemen:

        On behalf of Bare Escentuals, Inc. (the "Company"), we transmit for filing with the Securities and Exchange Commission (the "Commission") the Company's Registration Statement on Form S-1 (the "Registration Statement"). In connection with this Registration Statement, the Company has paid by wire transfer to the Commission a filing fee in the amount of $30,763.

        If you have any questions regarding this filing, please contact Robert E. Burwell or the undersigned at (858) 523-5400.

Very truly yours,
/s/ DIVAKAR GUPTA Divakar Gupta
cc:
Myles B. McCormick, Bare Escentuals, Inc.
Robert E. Burwell, Esq., Latham & Watkins LLP

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